Derivative Instruments and Accounting Hedges	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [text block] [Abstract]
Derivative Instruments and Accounting Hedges
9.	Derivative Instruments and Accounting Hedges:

(a)	As of December 31, 2019 and 2020, the Bank’s portfolio of derivative instruments is detailed as follows:

	As of December 31, 2019
	Notional amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	8,166	—	2,547
Interest rate swap	86,317	32	6,739
Total derivatives held for hedging purposes	94,483	32	9,286
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,181,882	61,562	34,443
Total Derivatives held as cash flow hedges	1,181,882	61,562	34,443

Derivatives held-for-trading purposes
Currency forward	34,499,472	956,632	673,932
Interest rate swap	61,411,254	888,581	886,963
Cross currency swap and interest rate swap	18,575,756	873,371	1,210,059
Call currency options	178,414	4,961	1,529
Put currency options	158,672	1,076	2,209
Total derivatives held-for-trading purposes	114,823,568	2,724,621	2,774,692
Total	116,099,933	2,786,215	2,818,421

	As of December 31, 2020
	Notional amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	5,031	—	1,646
Interest rate swap	29,508	—	4,873
Total derivatives held for hedging purposes	34,539	—	6,519
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,217,457	51,062	65,172
Total Derivatives held as cash flow hedges	1,217,457	51,062	65,172

Derivatives held-for-trading purposes
Currency forward	21,751,181	551,964	637,164
Interest rate swap	44,189,444	1,167,416	1,189,828
Cross currency swap and interest rate swap	18,893,219	845,831	940,565
Call currency options	71,914	269	306
Put currency options	57,395	1,462	2,099
Total derivatives held-for-trading purposes	84,963,153	2,566,942	2,769,962
Total	86,215,149	2,618,004	2,841,653

(b)	Fair Value Hedges (notional):

The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in the fair value of the hedged elements attributable to interest rates. The aforementioned hedge instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate, decreasing the duration and modifying the sensitivity to the shortest segments of the curve.

Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	MCh$	MCh$
Notional Amounts
Hedged element
Commercial loans	8,166	5,031
Corporate bonds	86,317	29,508

Hedge instrument
Cross currency swap	8,166	5,031
Interest rate swap	86,317	29,508

(c)	Cash flow Hedges:

(c.1)	The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates and foreign exchange of borrowings from banks and bonds issued abroad in US Dollars, Hong Kong dollars, Swiss Franc, Japanese Yens, Peruvian Sol, Australian Dollars, Euros and Norwegian kroner. The cash flows of the cross currency swaps equal the cash flows of the hedged items, which modify uncertain cash flows to known cash flows derived from a fixed interest rate.

Additionally, these cross currency swap contracts used to hedge the risk from variability of the Unidad de Fomento (“CLF”) in assets flows denominated in CLF until a nominal amount equal to the portion notional of the hedging instrument CLF, whose readjustment daily impact the item “Interest Revenue” of the Income Financial Statements.

(c.2)	Below are the cash flows of borrowings from banks and bonds issued abroad objects of these hedges and the cash flows of the asset part of the derivative:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Outflows:
Corporate Bond EUR	—	—	—	—	(1,421)	(1,473)	(2,842)	(2,946)	(2,842)	(44,037)	(91,089)	(51,871)	(98,194)	(100,327)
Corporate Bond HKD	—	—	—	—	(12,829)	(13,352)	(25,627)	(90,988)	(91,034)	(78,369)	(320,604)	(269,894)	(450,094)	(452,603)
Corporate Bond PEN	—	—	(894)	(775)	(894)	(775)	(3,575)	(3,098)	(3,575)	(3,098)	(49,651)	(41,484)	(58,589)	(49,230)
Corporate Bond CHF	—	—	—	—	(798)	(829)	(1,597)	(94,332)	(90,095)	(121,182)	(116,765)	—	(209,255)	(216,343)
Corporate Bond USD	—	—	—	—	(1,600)	(1,515)	(3,200)	(3,030)	(3,200)	(3,030)	(43,994)	(40,140)	(51,994)	(47,715)
Obligation USD	(216)	(202)	(336)	(76)	(884)	(157,455)	(166,592)	—	—	—	—	—	(168,028)	(157,733)
Corporate Bond JPY	—	—	(34,638)	—	(2,121)	(2,115)	(38,596)	(38,110)	(3,482)	(3,472)	(193,625)	(191,351)	(272,462)	(235,048)
Corporate Bond AUD	—	—	(428)	(970)	(3,274)	(3,928)	(7,399)	(9,796)	(7,401)	(9,799)	(156,499)	(206,991)	(175,001)	(231,484)
Corporate Bond NOK	—	—	—	—	(2,341)	(2,275)	(4,682)	(4,550)	(4,682)	(4,550)	(75,919)	(71,491)	(87,624)	(82,866)

Hedge instrument
Inflows:
Cross Currency Swap EUR	—	—	—	—	1,421	1,473	2,842	2,946	2,842	44,037	91,089	51,871	98,194	100,327
Cross Currency Swap HKD	—	—	—	—	12,829	13,352	25,627	90,988	91,034	78,369	320,604	269,894	450,094	452,603
Cross Currency Swap PEN	—	—	894	775	894	775	3,575	3,098	3,575	3,098	49,651	41,484	58,589	49,230
Cross Currency Swap CHF	—	—	—	—	798	829	1,597	94,332	90,095	121,182	116,765	—	209,255	216,343
Cross Currency Swap USD	—	—	—	—	1,600	1,515	3,200	3,030	3,200	3,030	43,994	40,140	51,994	47,715
Cross Currency Swap USD	216	202	336	76	884	157,455	166,592	—	—	—	—	—	168,028	157,733
Cross Currency Swap JPY	—	—	34,638	—	2,121	2,115	38,596	38,110	3,482	3,472	193,625	191,351	272,462	235,048
Cross Currency Swap AUD	—	—	428	970	3,274	3,928	7,399	9,796	7,401	9,799	156,499	206,991	175,001	231,484
Cross Currency Swap NOK	—	—	—	—	2,341	2,275	4,682	4,550	4,682	4,550	75,919	71,491	87,624	82,866

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(c.2)	Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Inflows:
Cash flows in CLF	156	160	33,648	280	21,062	186,116	234,065	213,673	280,074	246,244	795,068	741,654	1,364,073	1,388,127

Hedge instrument
Outflows:
Cross Currency Swap HKD	(156)	(160)	—	—	(8,798)	(9,035)	(17,906)	(72,728)	(69,035)	(76,073)	(268,034)	(206,514)	(363,929)	(364,510)
Cross Currency Swap PEN	—	—	(47)	(48)	(48)	(49)	(188)	(194)	(189)	(194)	(31,223)	(31,965)	(31,695)	(32,450)
Cross Currency Swap JPY	—	—	(33,570)	—	(4,096)	(4,195)	(40,344)	(40,526)	(6,424)	(6,596)	(199,778)	(201,852)	(284,212)	(253,169)
Cross Currency Swap USD	—	—	—	—	(1,275)	(165,634)	(161,941)	(1,311)	(1,281)	(1,317)	(37,242)	(37,584)	(201,739)	(205,846)
Cross Currency Swap CHF	—	—	—	—	(3,858)	(3,929)	(7,653)	(91,923)	(197,107)	(114,409)	—	—	(208,618)	(210,261)
Cross Currency Swap EUR	—	—	—	—	(1,857)	(1,912)	(3,715)	(3,805)	(3,718)	(44,464)	(85,686)	(45,439)	(94,976)	(95,620)
Cross Currency Swap AUD	—	—	(31)	(232)	(521)	(738)	(1,103)	(1,939)	(1,104)	(1,942)	(108,622)	(152,709)	(111,381)	(157,560)
Cross Currency Swap NOK	—	—	—	—	(609)	(624)	(1,215)	(1,247)	(1,216)	(1,249)	(64,483)	(65,591)	(67,523)	(68,711)

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—

With respect to CLF assets hedged, these are revalued monthly according to the variation of the UF, which is equivalent to monthly reinvestment of the assets until maturity of the relationship hedging.

(c.3)	The unrealized results generated during the year 2020 by those derivative contracts that conform the hedging instruments in this cash flow hedging strategy have been recorded in equity in an amount totaling Ch$10,358 million (a charge to equity for Ch$37,546 million in 2019 and a charge to equity for Ch$30,943 million in 2018). The net effect of tax credit to equity amounts for Ch$7,561 million in 2020 (a charge to equity for Ch$27,408 million in 2019 and a charge to equity for Ch$22,589 million in 2018).

The accumulated balance for this concept net of income tax as of December 31, 2020 corresponds to a debit to equity amounting Ch$51,830 million (a debit to equity amounting to Ch$59,391 million in 2019 and a debit to equity for Ch$31,983 million in 2018).

(c.4)	The effect of the cash flow hedging derivatives that offset the result of the hedged instruments corresponds to a charge to income of Ch$39,449 million in 2020 (a credit to income for Ch$84,684 million in 2019 and a credit to income for Ch$85,659 million in 2018).

(c.5)	As of December 31, 2020 and 2019, there was no inefficiency in the Bank’s cash flow hedge, because as both the hedge item and hedge instruments are mirrors of the other, all variation of value attributable to rate and revaluation components are almost entirely netted.

(c.6)	As of December 31, 2020 and 2019, the Bank had no hedges of net investments in foreign businesses.